Fair Value (Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains (losses) for the period included in earnings, Liabilities	¥ (58,355)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Foreign exchange losses—net, Fees and commissions income (Note 27), Other non-interest income, Investment securities gains (losses)—net (Note 3), Trading account losses—net
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Foreign exchange losses—net, Fees and commissions income (Note 27), Other non-interest income, Investment securities gains (losses)—net (Note 3), Trading account losses—net
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Net change during the fiscal year
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Net change during the fiscal year
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Trading account losses—net
Fair Value, Liability, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Trading account losses—net
Fair value, recurring measurements
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	¥ 1,684,359	¥ 1,219,735
Total gains (losses) for the period included in earnings, Assets	218,008	48,461
Total gains (losses) for the period included in other comprehensive income, Assets	23,007	27,082
Purchases, Assets	997,633	800,564
Issues, Assets	(355)	(334)
Sales, Assets	(18,752)	(101,481)
Settlements, Assets	(363,362)	(338,125)
Transfers into Level 3, Assets	51,483	61,952
Transfers out of Level 3, Assets	(61,288)	(33,495)
Level 3 assets, Ending balance	2,530,733	1,684,359
Change in unrealized gains (losses) included in earnings for assets still held at period end	221,048	92,168
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	141,867	16,463
Total gains (losses) for the period included in earnings, Liabilities		35,755
Total gains (losses) for the period included in other comprehensive income, Liabilities	(8,293)	(3,879)
Purchases, Liabilities	0	0
Issues, Liabilities	66,176	127,482
Sales, Liabilities	0	0
Settlements, Liabilities	(113,211)	(42,183)
Transfers into Level 3, Liabilities		72,173
Net transfers into Level 3, Liabilities	(705)
Transfers out of Level 3, Liabilities	(22,924)	(192)
Level 3 liabilities, Ending balance	137,851	141,867
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(17,683)	43,066
Fair value, recurring measurements | Discontinued Operations, Held-for-sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	0	76,918
Total gains (losses) for the period included in earnings, Assets		992
Total gains (losses) for the period included in other comprehensive income, Assets		9,263
Purchases, Assets		1,620
Issues, Assets		0
Sales, Assets		(77,390)
Settlements, Assets		(11,403)
Transfers into Level 3, Assets		0
Transfers out of Level 3, Assets		0
Level 3 assets, Ending balance		0
Change in unrealized gains (losses) included in earnings for assets still held at period end		0
Fair value, recurring measurements | Other
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	73,663	16,463
Total gains (losses) for the period included in earnings, Liabilities	(58,355)	35,755
Total gains (losses) for the period included in other comprehensive income, Liabilities	(8,293)	(3,879)
Purchases, Liabilities	0	0
Issues, Liabilities	61,123	53,887
Sales, Liabilities	0	0
Settlements, Liabilities	(111,353)	(36,792)
Transfers into Level 3, Liabilities	(705)	72,173
Transfers out of Level 3, Liabilities	(22,924)	(192)
Level 3 liabilities, Ending balance	66,452	73,663
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(17,683)	43,066
Fair value, recurring measurements | Obligation to return securities received as collateral
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	68,204	0
Total gains (losses) for the period included in earnings, Liabilities	0	0
Total gains (losses) for the period included in other comprehensive income, Liabilities	0	0
Purchases, Liabilities	0	0
Issues, Liabilities	5,053	73,595
Sales, Liabilities	0	0
Settlements, Liabilities	(1,858)	(5,391)
Transfers into Level 3, Liabilities	0	0
Transfers out of Level 3, Liabilities	0	0
Level 3 liabilities, Ending balance	71,399	68,204
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	0	0
Fair value, recurring measurements | Trading account, Trading securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	1,182,319	797,997
Total gains (losses) for the period included in earnings, Assets	213,607	50,044
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	728,692	387,100
Issues, Assets	0	0
Sales, Assets	(16,552)	(21,409)
Settlements, Assets	(66,257)	(30,468)
Transfers into Level 3, Assets	145	0
Transfers out of Level 3, Assets	0	(945)
Level 3 assets, Ending balance	2,041,954	1,182,319
Change in unrealized gains (losses) included in earnings for assets still held at period end	206,853	43,990
Fair value, recurring measurements | Trading account, Debt securities | Foreign government and official institution bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	1,168	1,711
Total gains (losses) for the period included in earnings, Assets	123	16
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	7	5,718
Issues, Assets	0	0
Sales, Assets	(7)	(5,765)
Settlements, Assets	(1,190)	(250)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	(262)
Level 3 assets, Ending balance	101	1,168
Change in unrealized gains (losses) included in earnings for assets still held at period end	0	(35)
Fair value, recurring measurements | Trading account, Debt securities | Corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	0	683
Total gains (losses) for the period included in earnings, Assets		0
Total gains (losses) for the period included in other comprehensive income, Assets		0
Purchases, Assets		0
Issues, Assets		0
Sales, Assets		0
Settlements, Assets		0
Transfers into Level 3, Assets		0
Transfers out of Level 3, Assets		(683)
Level 3 assets, Ending balance		0
Change in unrealized gains (losses) included in earnings for assets still held at period end		0
Fair value, recurring measurements | Trading account, Debt securities | Asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	668,911	315,231
Total gains (losses) for the period included in earnings, Assets	143,982	17,132
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	552,320	354,978
Issues, Assets	0	0
Sales, Assets	0	(15,636)
Settlements, Assets	(12,458)	(2,794)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	1,352,755	668,911
Change in unrealized gains (losses) included in earnings for assets still held at period end	143,014	15,749
Fair value, recurring measurements | Trading account, Debt securities | Other debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	334,124	313,166
Total gains (losses) for the period included in earnings, Assets	61,722	21,297
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	141,000	8,128
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	(8,467)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	536,846	334,124
Change in unrealized gains (losses) included in earnings for assets still held at period end	61,722	20,646
Fair value, recurring measurements | Trading account, equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	178,116	167,206
Total gains (losses) for the period included in earnings, Assets	7,780	11,599
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	35,365	18,276
Issues, Assets	0	0
Sales, Assets	(16,545)	(8)
Settlements, Assets	(52,609)	(18,957)
Transfers into Level 3, Assets	145	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	152,252	178,116
Change in unrealized gains (losses) included in earnings for assets still held at period end	2,117	7,630
Fair value, recurring measurements | Trading derivatives—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	81,096	71,089
Total gains (losses) for the period included in earnings, Assets	1,979	(2,045)
Total gains (losses) for the period included in other comprehensive income, Assets	1,383	1,138
Purchases, Assets	423	612
Issues, Assets	(355)	(334)
Sales, Assets	0	0
Settlements, Assets	(16,407)	(17,198)
Transfers into Level 3, Assets	49,297	55,211
Transfers out of Level 3, Assets	(58,510)	(27,377)
Level 3 assets, Ending balance	58,906	81,096
Change in unrealized gains (losses) included in earnings for assets still held at period end	1,549	45,862
Fair value, recurring measurements | Trading derivatives—net | Interest rate contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	48,629	37,493
Total gains (losses) for the period included in earnings, Assets	(9,448)	(27,947)
Total gains (losses) for the period included in other comprehensive income, Assets	(1,240)	297
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	4,784	10,932
Transfers into Level 3, Assets	49,324	55,243
Transfers out of Level 3, Assets	(52,563)	(27,389)
Level 3 assets, Ending balance	39,486	48,629
Change in unrealized gains (losses) included in earnings for assets still held at period end	(8,541)	10,779
Fair value, recurring measurements | Trading derivatives—net | Foreign exchange contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	11,345	7,463
Total gains (losses) for the period included in earnings, Assets	2,429	8,210
Total gains (losses) for the period included in other comprehensive income, Assets	922	86
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(582)	(4,484)
Transfers into Level 3, Assets	98	(32)
Transfers out of Level 3, Assets	(4,014)	102
Level 3 assets, Ending balance	10,198	11,345
Change in unrealized gains (losses) included in earnings for assets still held at period end	3,309	7,877
Fair value, recurring measurements | Trading derivatives—net | Equity contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	16,928	23,420
Total gains (losses) for the period included in earnings, Assets	10,324	16,190
Total gains (losses) for the period included in other comprehensive income, Assets	1,694	758
Purchases, Assets	4	19
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(20,415)	(23,369)
Transfers into Level 3, Assets	(125)	0
Transfers out of Level 3, Assets	(152)	(90)
Level 3 assets, Ending balance	8,258	16,928
Change in unrealized gains (losses) included in earnings for assets still held at period end	8,070	25,646
Fair value, recurring measurements | Trading derivatives—net | Commodity contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	91	(45)
Total gains (losses) for the period included in earnings, Assets	(128)	153
Total gains (losses) for the period included in other comprehensive income, Assets	7	(3)
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(15)	(14)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	(45)	91
Change in unrealized gains (losses) included in earnings for assets still held at period end	(128)	153
Fair value, recurring measurements | Trading derivatives—net | Credit derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	3,739	2,729
Total gains (losses) for the period included in earnings, Assets	(1,119)	1,273
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(179)	(263)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	(1,781)	0
Level 3 assets, Ending balance	660	3,739
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1,087)	1,303
Fair value, recurring measurements | Trading derivatives—net | Other - net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	364	29
Total gains (losses) for the period included in earnings, Assets	(79)	76
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	419	593
Issues, Assets	(355)	(334)
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	349	364
Change in unrealized gains (losses) included in earnings for assets still held at period end	(74)	104
Fair value, recurring measurements | Available-for-sale debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	253,932	212,936
Total gains (losses) for the period included in earnings, Assets	1,403	(1,303)
Total gains (losses) for the period included in other comprehensive income, Assets	20,914	16,357
Purchases, Assets	208,844	301,283
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(278,573)	(272,638)
Transfers into Level 3, Assets	26	1,405
Transfers out of Level 3, Assets	(1,927)	(4,108)
Level 3 assets, Ending balance	204,619	253,932
Change in unrealized gains (losses) included in earnings for assets still held at period end	12,786	2,094
Fair value, recurring measurements | Available-for-sale debt securities | Discontinued Operations, Held-for-sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	0	65,262
Total gains (losses) for the period included in earnings, Assets		(3,619)
Total gains (losses) for the period included in other comprehensive income, Assets		7,156
Purchases, Assets		297
Issues, Assets		0
Sales, Assets		(56,292)
Settlements, Assets		(12,804)
Transfers into Level 3, Assets		0
Transfers out of Level 3, Assets		0
Level 3 assets, Ending balance		0
Change in unrealized gains (losses) included in earnings for assets still held at period end		0
Fair value, recurring measurements | Available-for-sale debt securities | Foreign government and official institution bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	0	11,890
Total gains (losses) for the period included in earnings, Assets		0
Total gains (losses) for the period included in other comprehensive income, Assets		(925)
Purchases, Assets		128
Issues, Assets		0
Sales, Assets		0
Settlements, Assets		(11,093)
Transfers into Level 3, Assets		0
Transfers out of Level 3, Assets		0
Level 3 assets, Ending balance		0
Change in unrealized gains (losses) included in earnings for assets still held at period end		0
Fair value, recurring measurements | Available-for-sale debt securities | Corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	1,970	3,089
Total gains (losses) for the period included in earnings, Assets	(83)	(164)
Total gains (losses) for the period included in other comprehensive income, Assets	150	142
Purchases, Assets	2,978	1,823
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(4)	(67)
Transfers into Level 3, Assets	26	1,255
Transfers out of Level 3, Assets	(20)	(4,108)
Level 3 assets, Ending balance	5,017	1,970
Change in unrealized gains (losses) included in earnings for assets still held at period end	69	147
Fair value, recurring measurements | Available-for-sale debt securities | Residential mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	15	15
Total gains (losses) for the period included in earnings, Assets	0	0
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	15	15
Change in unrealized gains (losses) included in earnings for assets still held at period end	0	0
Fair value, recurring measurements | Available-for-sale debt securities | Asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	182,938	124,379
Total gains (losses) for the period included in earnings, Assets	1,597	(1,174)
Total gains (losses) for the period included in other comprehensive income, Assets	14,325	14,406
Purchases, Assets	205,611	296,645
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(271,520)	(251,318)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	132,951	182,938
Change in unrealized gains (losses) included in earnings for assets still held at period end	6,360	(823)
Fair value, recurring measurements | Available-for-sale debt securities | Other debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	69,009	73,563
Total gains (losses) for the period included in earnings, Assets	(111)	35
Total gains (losses) for the period included in other comprehensive income, Assets	6,439	2,734
Purchases, Assets	255	2,687
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(7,049)	(10,160)
Transfers into Level 3, Assets	0	150
Transfers out of Level 3, Assets	(1,907)	0
Level 3 assets, Ending balance	66,636	69,009
Change in unrealized gains (losses) included in earnings for assets still held at period end	6,357	2,770
Fair value, recurring measurements | Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	74,761	55,883
Total gains (losses) for the period included in earnings, Assets	1,223	712
Total gains (losses) for the period included in other comprehensive income, Assets	524	345
Purchases, Assets	10,665	18,963
Issues, Assets	0	0
Sales, Assets	(2,200)	(2,682)
Settlements, Assets	0	(806)
Transfers into Level 3, Assets	2,015	3,411
Transfers out of Level 3, Assets	(851)	(1,065)
Level 3 assets, Ending balance	86,137	74,761
Change in unrealized gains (losses) included in earnings for assets still held at period end	64	161
Fair value, recurring measurements | Equity securities | Nonmarketable equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	74,761	55,883
Total gains (losses) for the period included in earnings, Assets	1,223	712
Total gains (losses) for the period included in other comprehensive income, Assets	524	345
Purchases, Assets	10,665	18,963
Issues, Assets	0	0
Sales, Assets	(2,200)	(2,682)
Settlements, Assets	0	(806)
Transfers into Level 3, Assets	2,015	3,411
Transfers out of Level 3, Assets	(851)	(1,065)
Level 3 assets, Ending balance	86,137	74,761
Change in unrealized gains (losses) included in earnings for assets still held at period end	64	161
Fair value, recurring measurements | Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	92,251	4,912
Total gains (losses) for the period included in earnings, Assets	(204)	61
Total gains (losses) for the period included in other comprehensive income, Assets	186	(21)
Purchases, Assets	49,009	90,986
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(2,125)	(5,612)
Transfers into Level 3, Assets	0	1,925
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	139,117	92,251
Change in unrealized gains (losses) included in earnings for assets still held at period end	(204)	61
Fair value, recurring measurements | Other | Discontinued Operations, Held-for-sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	¥ 0	11,656
Total gains (losses) for the period included in earnings, Assets		4,611
Total gains (losses) for the period included in other comprehensive income, Assets		2,107
Purchases, Assets		1,323
Issues, Assets		0
Sales, Assets		(21,098)
Settlements, Assets		1,401
Transfers into Level 3, Assets		0
Transfers out of Level 3, Assets		0
Level 3 assets, Ending balance		0
Change in unrealized gains (losses) included in earnings for assets still held at period end		¥ 0